Income Taxes (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Balance, beginning of period	$ 0	$ 0
Net loss	0	0
Equity	0	0
Balance, end of period	0	0
Non-capital losses [member]
Deferred income tax assets
Balance, beginning of period	12,260	10,881
Net loss	1,430	1,379
Equity	0	0
Balance, end of period	13,690	12,260
Capital losses carried forward [member]
Deferred income tax assets
Balance, beginning of period	45	43
Net loss	0	2
Equity	0	0
Balance, end of period	45	45
Share issuance costs & CEC [member]
Deferred income tax assets
Balance, beginning of period	740	500
Net loss	0	0
Equity	173	240
Balance, end of period	913	740
Investments [member]
Deferred income tax assets
Balance, beginning of period	47	19
Net loss	32	28
Equity	0	0
Balance, end of period	79	47
Site reclamation obligations [member]
Deferred income tax assets
Balance, beginning of period	448	454
Net loss	63	(6)
Equity	0	0
Balance, end of period	511	448
Property and equipment [member]
Deferred income tax assets
Balance, beginning of period	136	68
Net loss	61	68
Equity	0	0
Balance, end of period	197	136
Deferred tax assets, mineral property interests [member]
Deferred income tax assets
Balance, beginning of period	5,799	1,270
Net loss	1,262	4,529
Equity	0	0
Balance, end of period	7,061	5,799
Peruvian VAT receivable [member]
Deferred income tax assets
Balance, beginning of period	227	43
Net loss	128	184
Equity	0	0
Balance, end of period	355	227
Total deferred tax assets [member]
Deferred income tax assets
Balance, beginning of period	19,702	13,275
Net loss	2,976	6,223
Equity	173	240
Balance, end of period	22,851	19,702
Deferred tax liabilities, mineral property interests [member]
Deferred income tax assets
Balance, beginning of period	(1,188)	0
Net loss	237	(1,188)
Equity	0	0
Balance, end of period	(951)	(1,188)
FX on intercompany [member]
Deferred income tax assets
Balance, beginning of period	36	(3)
Net loss	(140)	39
Equity	0	0
Balance, end of period	(104)	36
Total net deferred tax assets (liabilities) [member]
Deferred income tax assets
Balance, beginning of period	18,550	13,275
Net loss	3,073	(5,035)
Equity	173	240
Balance, end of period	21,796	18,550
Unrecogonized deferred tax assets [member]
Deferred income tax assets
Balance, beginning of period	(18,550)	(13,275)
Net loss	(3,073)	5,035
Equity	(173)	(240)
Balance, end of period	$ (21,796)	$ (18,550)